Fair Value Disclosures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 23,919	$ 27,771
Total (losses) gains (realized/unrealized) included in earnings	(313)	(1,307)
Net unrealized gains (losses) included in other comprehensive income	(910)	328
Purchases	0	4,733
Sales	(1,412)	(2,189)
Transfers in	17,112	217
Transfers out	(10,147)	(5,634)
Balance, end of period	28,249	23,919
Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	202	299
Total (losses) gains (realized/unrealized) included in earnings	0	0
Net unrealized gains (losses) included in other comprehensive income	(6)	(9)
Purchases	0	0
Sales	(94)	(88)
Transfers in	0	0
Transfers out	0	0
Balance, end of period	102	202
Residential mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0	884
Total (losses) gains (realized/unrealized) included in earnings		0
Net unrealized gains (losses) included in other comprehensive income		0
Purchases		0
Sales		0
Transfers in		0
Transfers out		(884)
Balance, end of period		0
Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	22,025	23,124
Total (losses) gains (realized/unrealized) included in earnings	(19)	(117)
Net unrealized gains (losses) included in other comprehensive income	(1,029)	471
Purchases	0	4,733
Sales	(1,318)	(1,653)
Transfers in	17,112	217
Transfers out	(10,147)	(4,750)
Balance, end of period	26,624	22,025
Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,000	1,448
Total (losses) gains (realized/unrealized) included in earnings	0	134
Net unrealized gains (losses) included in other comprehensive income	125	(134)
Purchases	0	0
Sales	0	(448)
Transfers in	0	0
Transfers out	0	0
Balance, end of period	1,125	1,000
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	692	2,016
Total (losses) gains (realized/unrealized) included in earnings	(294)	(1,324)
Net unrealized gains (losses) included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Transfers in	0	0
Transfers out	0	0
Balance, end of period	$ 398	$ 692